Intangible Assets, Net	12 Months Ended
Jun. 30, 2014
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET

	As of June 30,
	2013	2014
	RMB	RMB
Computer software	12,787	15,624
Acquired Internet Content Provider License	568	568
Trademarks	256	256
Customer relationship	1,000	1,000
Brand name	16,500	16,500
Less: accumulated amortization	(9,226)	(12,425)

Net book value	21,885	21,523

Amortization expenses amounted to RMB1,180, RMB2,493 and RMB3,450 for the years ended June 30,2012, 2013 and 2014.

Loss from disposal of intangible assets amounted to RMB3, nil and nil for the years ended June 30, 2012, 2013 and 2014.

The estimated amortization expenses for the above intangible assets for each of the following five years are as follows:

Amount
RMB
For the years ended June 30,
2015	2,920
2016	1,567
2017	491
2018	11
2019	11